Short-term Borrowings and Current Portion of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Borrowings and Current Portion of Long-term Borrowings
Bank loans	¥ 8,441		¥ 146,000
Other borrowing	24,500		29,500
Current portion of long-term borrowings (Note 13)	0		15,789
Short-term borrowings and current portion of long-term borrowings	¥ 32,941	$ 5,169	¥ 191,289